Accounts Payable and Accrued Expenses (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable and Accrued Expenses [Abstract]
Accounts payable and accrued expenses	$ 831,428	$ 153,719	$ 12,756